Taxes - Income tax recorded in other comprehensive income (Details) - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about income tax [Line Items]
Pre-tax	$ 3,609,540	$ 303,298
Deferred tax	(1,084,030)	(89,526)
After tax	2,525,510	213,772
Cash flow hedging for future crude oil exports [member]
Disclosure of detailed information about income tax [Line Items]
Pre-tax	315,515	(1,186)
Deferred tax	(95,480)	1,908
After tax	220,035	722
Hedge of a net investment in a foreign operation
Disclosure of detailed information about income tax [Line Items]
Pre-tax	2,639,256	520,490
Deferred tax	(791,777)	(156,147)
After tax	1,847,479	364,343
Hedge with derivative instruments
Disclosure of detailed information about income tax [Line Items]
Pre-tax	143,496	(78,547)
Deferred tax	(43,391)	23,475
After tax	100,105	(55,072)
Actuarial valuation gains (losses) [member]
Disclosure of detailed information about income tax [Line Items]
Pre-tax	511,273	(137,459)
Deferred tax	(153,382)	41,238
After tax	$ 357,891	$ (96,221)